Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-174332 and 811-22559


CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 March 1, 2017



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:             First Trust Exchange-Traded Fund IV
                   (Registration Nos. 333-174332, 811-22559)
               -------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Enhanced Short Maturity ETF, First Trust Heitman Global Prime Real Estate ETF, First Trust Low Duration Opportunities ETF, First Trust North American Energy Infrastructure Fund, First Trust Senior Loan Fund, First Trust SSI Strategic Convertible Securities ETF, First Trust Strategic Income ETF and First Trust Tactical High Yield ETF, each a series of the Registrant. Post-Effective Amendment No. 144, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 28, 2017.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP


                                            By:   /s/ Morrison C. Warren
                                                 --------------------------
                                                      Morrison C. Warren

Enclosures